Unaudited Interim Condensed Consolidated Statement of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Condensed Consolidated Statement Of Comprehensive Loss Abstract
Loss for the period	$ (6,339,214)	$ (1,555,183)
Currency translation differences	(197,909)	(105,897)
Total comprehensive loss for the period	(6,537,123)	(1,661,080)
Attributable to:
Equity holders of the Company	(6,502,884)	(1,661,171)
Non-controlling interests	(34,239)	91
Comprehensive income	$ (6,537,123)	$ (1,661,080)